Loss Per Class A and Class B Ordinary Share - Schedule of Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 $ / shares
Earnings per share [line items]
Loss for the period | ¥	¥ (791,517)		¥ (881,700)
Basic loss per Class A and Class B ordinary share | ¥ / shares	¥ (0.87)		¥ (7.38)
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Weighted average number of Class A and Class B ordinary shares in issue | shares	906,856		119,457
Basic loss per Class A and Class B ordinary share | $ / shares		$ (0.87)		$ (7.38)